Employment, Post-Employment Benefits and Share Compensation Plans - Inputs into the Monte-Carlo-Simulation model (Details) € / shares in Units, € in Thousands	1 Months Ended									12 Months Ended
	Mar. 31, 2024 € / shares	Oct. 31, 2023 € / shares	Mar. 31, 2023 € / shares	Oct. 31, 2022 € / shares	May 31, 2022 € / shares	Jan. 31, 2022 € / shares	Oct. 31, 2021 € / shares	May 31, 2021 € / shares	Feb. 28, 2021 € / shares	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Employment, Post-Employment Benefits and Share Compensation Plans
Stock compensation expense | €										€ 4,899	€ 9,630	€ 9,919
Income (expense) related to forfeited awards of former Management Board members | €										€ 2,231	€ (2,456)	€ (2,791)
Expected dividend as percentage, share-based payments										0.00%
Minimum
Employment, Post-Employment Benefits and Share Compensation Plans
Expected life, share based-payments										4 years
Maximum
Employment, Post-Employment Benefits and Share Compensation Plans
Expected life, share based-payments										5 years
Restricted Share Awards | Restricted Share Plan 2020
Employment, Post-Employment Benefits and Share Compensation Plans
Risk-free interest rate in %		2.66%		2.03%	0.57%		(0.43%)	(0.57%)
Volatility of the Evotec SE share in %		45.00%		51.00%	45.00%		35.00%	40.00%
Fluctuation in %		5.00%		5.00%			5.00%
Exercise price in €		€ 1		€ 1	€ 1		€ 1	€ 1
Share price on the day of issue in €		16.79		19.47	25.26		44.98	35.49
Fair value in accordance with IFRS 2 on the date of issue per SPA of the Executive Board in €					22.87			33.5
Fair value in accordance with IFRS 2 on the date of issue per SPA of the executives in €		€ 15.91		€ 18.57	€ 24.29		€ 43.96	€ 34.47
Restricted Share Awards | Restricted Share Plan 2020 | Minimum
Employment, Post-Employment Benefits and Share Compensation Plans
Fluctuation in %					0.00%			0.00%
Restricted Share Awards | Restricted Share Plan 2020 | Maximum
Employment, Post-Employment Benefits and Share Compensation Plans
Fluctuation in %					5.00%			5.00%
Share Performance Awards | Share Performance Plan 2022
Employment, Post-Employment Benefits and Share Compensation Plans
Risk-free interest rate in %	2.48%		2.84%
Volatility of the Evotec SE share in %	49.00%		50.00%
Volatility of the TecDAX index in %.	15.00%		24.00%
Fluctuation in %			5.00%
Exercise price in €	€ 1		€ 1
Share price on the day of issue in €	€ 13.11		€ 16.67
TecDAX index price on the day of issue in points	3,422.55		3,202.25
Fair value in accordance with IFRS 2 on the date of issue per SPA of the Executive Board in €	€ 9.79		€ 12.36
Fair value in accordance with IFRS 2 on the date of issue per SPA of the executives in €	€ 11.17		€ 17.07
Share Performance Awards | Share Performance Plan 2022 | Minimum
Employment, Post-Employment Benefits and Share Compensation Plans
Fluctuation in %	0.00%
Share Performance Awards | Share Performance Plan 2022 | Maximum
Employment, Post-Employment Benefits and Share Compensation Plans
Fluctuation in %	5.00%
Share Performance Awards | Share Performance Plan 2017
Employment, Post-Employment Benefits and Share Compensation Plans
Risk-free interest rate in %						(0.46%)			(0.78%)
Volatility of the Evotec SE share in %						37.00%			42.00%
Volatility of the TecDAX index in %.						17.00%			29.00%
Exercise price in €						€ 1			€ 1
Share price on the day of issue in €						€ 34.9			€ 32.25
TecDAX index price on the day of issue in points						3,411.87			3,375.67
Fair value in accordance with IFRS 2 on the date of issue per SPA of the Executive Board in €						€ 31.3			€ 31.34
Fair value in accordance with IFRS 2 on the date of issue per SPA of the executives in €						€ 33.66			€ 36.65
Share Performance Awards | Share Performance Plan 2017 | Minimum
Employment, Post-Employment Benefits and Share Compensation Plans
Fluctuation in %						0.00%			0.00%
Share Performance Awards | Share Performance Plan 2017 | Maximum
Employment, Post-Employment Benefits and Share Compensation Plans
Fluctuation in %						5.00%			5.00%